Reportable segments	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Reportable segments

Note 10 - Reportable segments

Segments reflect how the Company’s operations are managed, how the Company Chief Executive Officer, who is the chief operating decision maker, allocates resources and evaluates performance, and how the Company’s internal management financial reporting is structured. For the years ended December 31, 2025, and 2024, the Company’s reporting segments are based on its significant countries of operation (Nigeria), aggregate of operating segments representing all other countries of operation (Argentina, Brazil, South Africa, Portugal and Peru), plus its corporate and software development operations in the United Kingdom.

The Company develops and manages the global ecommerce platform in the United Kingdom, with its revenue seeking operations in the foreign countries. The Company’s segments reported by country are consistent with its views of regulatory, economic and currency risks for the businesses as well. Statements of operations for the Company’s reporting segments for the years ending December 31, 2025, and 2024 are as follows:

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 10 - Reportable segments (continued)

Year Ended December 31, 2025	Nigeria	South Africa	Argentina	United Kingdom	Other	Total
Revenue	$38,541,234	$9,734,927	$98,834	$-	$164,358	$48,539,353

Operating expenses:
General and administrative	159,247	253,292	188,871	9,643,155	229,474	10,474,039
Salaries, benefits, contractor costs	1,390,893	1,628,107	481,044	15,852,967	2,408,688	21,761,699
Marketing and commissions	38,450,947	10,020,960	87,879	437,458	127,282	49,124,526
Travel	247,606	2,427	95	737,981	(34)	988,075
Professional fees	112,082	4,658	448,094	1,892,675	234,311	2,691,820
Product and technology development	-	8,774	30,255	4,332,454	14,622	4,386,105
Depreciation and amortization	-	-	-	2,717,640	-	2,717,640
Total operating expenses	40,360,775	11,918,218	1,236,238	35,614,330	3,014,343	92,143,904
Net loss from operations	(1,819,541)	(2,183,291)	(1,137,404)	(35,614,330)	(2,849,985)	(43,604,551)

Other expense:
Interest expense	-	6,901	34,403	2,154,175	(5,515)	2,189,964
Loss on Debt Extinguishment	-	-	-	-	-	-
Loss from change in fair-value of convertible Shareholder loans	-	-	-	-	-	-
Stock based Compensation	-	-	-	-	-	-
Other Income	-	-	-	(1,165,544)	-	(1,165,544)
Gain/Loss of investment in subsidiaries	-	-	-	-	-	-
Foreign currency loss/(gain)	(6,001)	(106,832)	1,978,367	(325,494)	67,838	1,607,878
Net loss before income taxes	$(1,813,540)	$(2,083,360)	$(3,150,174)	$(36,277,467)	$(2,912,308)	$(46,236,849)

Income tax benefit (expense)	-	-	-	-	-	$-
Net loss	$(1,813,540)	$(2,083,360)	$(3,150,174)	$(36,277,467)	$(2,912,308)	$(46,236,849)

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 10 - Reportable segments (continued)

Year Ended December 31, 2024	Nigeria	South Africa	Argentina	United Kingdom	Other	Total
Revenue	$22,962,513	$4,070,887	$18,820,235	$-	$645,650	$46,499,285

Operating expenses:
General and administrative	24,268	651,136	1,429,648	1,542,840	274,456	3,922,348
Salaries, benefits, contractor costs	532,300	1,707,079	643,458	13,056,513	3,316,906	19,256,255
Marketing and commissions	23,471,054	4,698,161	22,948,625	688,850	1,112,259	52,918,949
Travel	230,141	3,289	16,552	1,673,044	7,573	1,930,599
Professional fees	84,017	20,802	-	1,907,956	99,272	2,112,047
Product and technology development	-	9,010	34,108	3,082,969	-	3,126,087
Depreciation and amortization	-	-	-	1,881,323	-	1,881,323
Total operating expenses	24,341,780	7,089,477	25,072,391	23,833,495	4,810,466	85,147,608
Net loss from operations	(1,379,267)	(3,018,590)	(6,252,156)	(23,833,495)	(4,164,816)	(38,648,323)

Other expense:
Interest expense	(2)	(775)	15	3,104,140	16,676	3,120,054
Loss from change in fair-value of convertible Shareholder loans	-	-	-	4,377,051	-	4,377,051
(Gain) loss from changes in fair value	-	-	-	5,951,087	-	5,951,087
Foreign currency loss	(75)	1,086	(528,443)	991,016	6,636	470,219
Net loss before income taxes	$(1,379,190)	$(3,018,901)	$(5,723,728)	$(38,256,789)	$(4,188,128)	$(52,566,734)

Income tax benefit (expense)	-	-	-	(1,851,038)	-	(1,851,038)
Net loss	$(1,379,190)	$(3,018,901)	$(5,723,728)	$(36,405,751)	$(4,188,128)	$(50,715,696)

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024

Note 10 - Reportable segments (continued)

The majority of the Company’s revenue for the years ended December 31, 2025, and 2024 relates to sales activity on its ecommerce platform. In 2025 and 2024, the Company did not have sales to a single customer exceeding 10% of its consolidated revenue.

The Company has a significant portion of its operations and net assets outside its home country of the United Kingdom. See the table below for the geographic concentration of the Company’s assets for the years ended December 31, 2025, and 2024.

	2025	2024
United Kingdom
Cash and cash equivalents	$361,678	$648,453
Accounts receivables and other receivables, net	201,715	-
Income taxes receivable	257,040	1,607,754
Other current assets	1,124,836	2,697,852
Property and equipment, net	444,967	593,358
Intangible assets, net	6,730,155	6,168,534
Investment on Joint Venture	134,476	-
Total United Kingdom	$9,254,867	$11,715,951
Nigeria
Cash and cash equivalents	$60,264	$33,458
Accounts receivables and other receivables, net	2,539,143	2,052,086
Other current assets	607,935	35,125
Total Nigeria	$3,207,342	$2,120,669
Argentina
Cash and cash equivalents	$35,878	$49,740
Accounts receivables and other receivables, net	18,584	2,975,215
Other current assets	73,887	6,818
Total Argentina	$128,349	$3,031,773
South Africa
Cash and cash equivalents	$15,401	$109
Accounts receivables and other receivables, net	11,500	500,114
Other current assets	6,903	2,915
Total South Africa	$33,804	$503,138
Other
Cash and cash equivalents	$5,761	$100,911
Accounts receivables and other receivables, net	501	1,411
Income taxes receivable	264	50,075
Other current assets	23,144	36,115
Total Other	$29,670	$188,512
Total Assets	$12,654,032	$17,560,043

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025, AND 2024